RESTRICTED CASH (Narrative) (Details) - Surety Bonds [Member] - Florida Canyon Mine [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash [Line Items]
Cash collateral	$ 11,400	$ 0
Reclamation deposits	3,600	20
Security deposit	$ 400	$ 100